Offerings - Offering: 1	May 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	537,894
Proposed Maximum Offering Price per Unit	1.38
Maximum Aggregate Offering Price	$ 742,293.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 102.51
Offering Note	Represents the shares of common stock, par value $0.001 per share ("Common Stock"), of NextTrip, Inc. (the "Registrant") that will be offered for resale by the selling stockholders pursuant to the prospectus contained in the Registration Statement on Form S-3, (the "Registration Statement"), to which this exhibit is attached. The Registration Statement registers an aggregate of 537,894 shares of Common Stock, which consists of (i) 368,421 shares of Common Stock issuable upon conversion of the Series B Preferred Stock that was issued to Helena Global Investment Opportunities 1 Ltd. ("Helena") in a private placement pursuant to a Securities Purchase Agreement entered into between the Registrant and Helena on May 7, 2026 (the "Purchase Agreement"); (ii) 40,000 shares of Common Stock issuable pursuant to the exercise of warrants issued to Helena pursuant to the Purchase Agreement; (iii) 100,000 shares of Common Stock issuable pursuant to a warrant issued in connection with the Purchase Agreement; and (iv) 29,473 shares of Common Stock issuable pursuant to a warrant issued Craft Capital Management, LLC in connection with its acting as placement agent for the shares issued in connection with the Purchase Agreement. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices for the Common Stock, as reported on the Nasdaq Capital Market on May 20, 2026, a date within five business days prior to the filing of the Registration Statement.